Investment Risks - PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND	May 31, 2025
Fixed income investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed income investments risk: The risks associated with fixed income investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term fixed income securities, and credit risk is generally greater for below-investment-grade fixed income securities, which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative.

Tax exempt investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-exempt investments: Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code of 1986, as amended, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. The fund’s performance will be closely tied to the economic and political conditions in Massachusetts and can be more volatile than the performance of a more geographically diversified fund. To the extent the fund invests in securities of issuers located outside of Massachusetts, the fund may also be exposed to the risks affecting other states. Interest the fund receives might be taxable.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk: If an issuer calls or redeems an investment during a time of declining interest rates, the fund may have to reinvest the proceeds in an investment offering a lower yield.
Large shareholder transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large shareholder transaction risk: The fund is subject to the risk that shareholders will purchase or redeem large quantities of shares of the fund. The fund may be an investment option for mutual funds that are managed by the Investment Manager, as defined below, and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. In addition, a large number of shareholders may collectively purchase or redeem fund shares in large amounts rapidly or unexpectedly. Large shareholder transactions may adversely affect the fund’s liquidity and net assets. These redemptions may also adversely affect the fund’s performance if the fund is forced to sell securities, which may also increase the fund’s brokerage costs.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments selected for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.